Borrowings	12 Months Ended
Dec. 31, 2016
Borrowings [Abstract]
BORROWINGS

NOTE 7 – BORROWINGS

Short-term borrowings at December 31 consist of the following:

	2016	2015
	( In Thousands)
Securities sold under agreements to repurchase	$32,811	$33,563
Federal Home Loan Bank short-term borrowings	-	19,672
	$32,811	$53,235

The outstanding balances and related information of short-term borrowings are summarized as follows:

	Years Ended December 31,
	2016	2015
	(Dollars In Thousands)
Average balance during the year	$41,593	$34,057
Average interest rate during the year	0.31%	0.25%
Maximum month-end balance during the year	$52,672	$55,183
Weighted average interest rate at the end of the year	0.32%	0.36%

Securities sold under agreements to repurchase generally mature within one day to one year from the transaction date. Securities with an amortized cost and fair value of $35,770,000 and $35,147,000 at December 31, 2016 and $36,797,000 and $36,316,000 at December 31, 2015, respectively, were pledged as collateral for these agreements. The securities underlying the agreements were under the Company’s control.

The collateral pledged for repurchase agreements that are classified as secured borrowings is summarized as follows (in thousands):

	As of December 31, 2016
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Obligations of U.S. Government agencies	$34,917	$0	$0	$230	$35,147

Total liability recognized for repurchase agreements					$32,811

	As of December 31, 2015
	Remaining Contractual Maturity of the Agreements
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Repurchase Agreements:
Obligations of U.S. Government agencies	$35,515	$139	$277	$385	$36,316

Total liability recognized for repurchase agreements					$33,563

The Company has a line of credit commitment available from the FHLB of Pittsburgh for borrowings of up to $146,517,000 which expires in May, 2017.  There were no borrowings under this line of credit at December 31, 2016.  At December 31, 2015, there were  $19,672,000 of borrowings outstanding on this line.  The Company has a line of credit commitment available from Atlantic Community Bankers Bank for $7,000,000 which expires on June 30, 2017.  There were no borrowings under this line of credit at December 31, 2016 and 2015. The Company has a line of credit commitment available from PNC Bank for $16,000,000 at December 31, 2016. There were no borrowings under this line of credit at December 31, 2016 and December 31, 2015.  The Company also has a line of credit commitment from Zions Bank for $17,000,000.  There were no borrowings under this line of credit at December 31, 2016 and December 31, 2015.

Other borrowings consisted of the following at December 31, 2016 and 2015:

	2016	2015
	(In Thousands)

Notes with the FHLB:

Convertible note due January 2017 at 4.71%	$10,000	$10,000
Amortizing fixed rate borrowing due December 2017 at 1.27%	4,025	8,000
Amortizing fixed rate borrowing due January 2018 at 0.91%	662	1,267
Amortizing fixed rate borrowing due December 2018 at 1.42%	1,634	2,434
Amortizing fixed rate borrowing due June 2020 at 1.49%	7,078	9,033
Amortizing fixed rate borrowing due December 2020 at 1.71%	4,034	5,000
Amortizing fixed rate borrowing due March 2022 at 1.75%	4,568	5,392
	$32,001	$41,126

The convertible note contains an option which allows the FHLB, at quarterly intervals, to change the note to an adjustable-rate advance at three-month LIBOR plus 17 basis points. If the note is converted, the option allows the Bank to put the funds back to the FHLB at no charge.

Contractual maturities and scheduled cash flows of other borrowings at December 31, 2016 are as follows (in thousands):

2017	$19,253
2018	4,741
2019	3,930
2020	2,951
2021	899
2022	227
$32,001

The Bank’s maximum borrowing capacity with the FHLB was $316,832,000 of which $32,001,000 was outstanding at December 31, 2016. Advances from the FHLB are secured by qualifying assets of the Bank.